Revenue and Profit Deferrals (Schedule of Deferred Revenue and Profit) (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Deferred Revenue Arrangement [Line Items]
Deferred revenue for solar energy systems	$ 41.4	$ 8.8
Total deferred revenue	250.7	199.0
Solar Energy [Member]
Deferred Revenue Arrangement [Line Items]
Deferred revenue for solar energy systems	41.4	8.8
Profit deferrals on solar energy system sales	138.0	63.2
Deferred subsidy revenue	19.4	11.8
Total deferred revenue	198.8	83.8
Semiconductor and Solar Materials [Member]
Deferred Revenue Arrangement [Line Items]
Short-term deferred revenue	0.7	0
Long-term deferred revenue	51.2	115.2
Total deferred revenue	$ 51.9	$ 115.2